Commitments and Contingencies (10K) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-cancelable operating leases that expiration period			September 2016		August 2016
Rent expenses	$ 57,372	$ 69,404	$ 187,975	$ 192,189	$ 250,744	$ 290,985
Compensation to Chief Executive Officer					$ 1,300,000	$ 1,000,000
Percentage of net profit interest			20.00%		20.00%
Chief Executive Officer [Member]
Compensation to Chief Executive Officer	$ 475,000	$ 725,000	$ 975,000	$ 1,225,000	$ 300,000
Bonus			$ 225,000		1,000,000
Chief Executive Officer [Member] | January 1, 2015 [Member]
Compensation to Chief Executive Officer					$ 1,000,000